Share Capital	12 Months Ended
Mar. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
17.	SHARE CAPITAL

(a) Authorized

Unlimited number of common shares without par value. All shares issued as at March 31,2024 were fully paid.

(b) Share-based compensation

The Company has a share-based compensation plan (the “Plan”) which consists of stock options, restricted share units (the “RSUs”) and performance share units (the “PSUs”). The Plan allows for the maximum number of common shares to be reserved for issuance on any share-based compensation to be a rolling 10% of the issued and outstanding common shares from time to time. Furthermore, no more than 3% of the reserve may be granted in the form of RSUs and PSUs.

For the year ended March 31, 2024, a total of $4.1 million (year ended March 31, 2023 - $3.8 million) in share-based compensation expense was recognized and included in the corporate general and administrative expenses and property evaluation and business development expenses on the consolidated statements of income.

(i)	Stock options

The following is a summary of option transactions:

	Number of options	Weighted average exercise price per share CAD$
Balance, April 1, 2022	995,335	$7.28
Option granted	595,000	3.95
Options cancelled/forfeited	(158,667)	6.29
Balance, March 31, 2023	1,431,668	$6.01
Options cancelled/forfeited	(104,667)	5.83
Balance, March 31, 2024	1,327,001	$6.02

The following table summarizes information about stock options outstanding as at March 31, 2024:

Exercise price in CAD	Number of options outstanding at March 31, 2024	Weighted average remaining contractual life (Years)	Weighted average exercise price in CAD	Number of options exercisable at March 31, 2024	Weighted average exercise price in CAD
$3.93	438,000	3.07	$3.93	219,000	$3.93
$4.08	60,000	3.90	$4.08	20,000	$4.08
$5.46	454,001	1.15	$5.46	454,001	$5.46
$9.45	375,000	1.62	$9.45	375,000	$9.45
$3.93 to $9.45	1,327,001	2.04	$6.02	1,068,001	$6.52

The options were granted to directors, officers, and employees with a life of five years subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months from the date of grant until fully vested.

Subsequent to March 31, 2024, a total of 330,000 options were granted to directors, officers, and employees of the Company with exercise price of CAD$4.41 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every six months from the date of grant until fully vested.

Subsequent to March 31, 2024, a total of 10,000 options with an exercise price of CAD$3.93 were exercised.

(ii)	RSUs

The following is a summary of RSUs transactions:

	Number of units	Weighted average grant date closing price per share $CAD
Balance, March 31, 2022	1,636,165	$6.47
Granted	1,154,000	3.96
Forfeited	(159,792)	5.44
Distributed	(503,703)	6.04
Balance, March 31, 2023	2,126,670	$5.29
Granted	1,056,000	5.28
Forfeited	(113,665)	5.04
Distributed	(928,755)	5.44
Balance, at March 31, 2024	2,140,250	$5.23

During the year ended March 31, 2024, a total of 1,056,000 RSUs were granted to directors, officers, and employees of the Company at grant date closing prices of CAD$5.28 per share subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2024, a total of 1,044,750 RSUs were granted to directors, officers, and employees of the Company subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

Subsequent to March 31, 2024, a total of 296,662 RSUs with grant date closing prices of CAD$3.93 to CAD$9.45 were distributed.

(c) Cash dividends declared

During the year ended March 31, 2024, dividends of $4.4 million, or $0.025 per share, (year ended March 31, 2023 - $4.4 million or $0.025 per share) were declared and paid.

(d) Normal course issuer bid

On August 25, 2021, the Company announced a normal course issuer bid (the “2021 NCIB”) which allows it to repurchase and cancel up to 7,054,000 of its own common shares until August 26, 2022. A total of 739,960 common shares were repurchased under 2021 NCIB at a weighted average price of CAD$3.25.

On August 24, 2022, the Company announced a normal course issuer bid (the “2022 NCIB”, together with the 2021 NCIB, the “NCIB Programs”) which allows it to repurchase and cancel up to 7,079,407 of its own common shares until August 28, 2023. A total of 294,831 common shares were repurchased under 2022 NCIB at a weighted average price of CAD$3.49.

On September 15, 2023, the Company announced a normal course issuer bid (the “2023 NCIB”), which allowed the Company to repurchase and cancel up to 8,487,191 of its own common shares until September 18, 2024. As of March 31, 2024, the Company has repurchased a total of 191,770 common shares under the 2023 NCIB at a weighted average price of CAD$3.16.

The total repurchasing cost of the above mentioned NCIB Programs was $3.1 million. All shares bought were subsequently cancelled.

(e) Earnings per share (basic and diluted)

	For the years ended March 31,
	2024			2023
	Income (Numerator)	Shares (Denominator)	Per-Share Amount	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Net income attributable to equity holders of the Company	$36,306			$20,608

Basic earnings per share	36,306	176,997,360	$0.21	20,608	176,862,877	$0.12
Effect of dilutive securities:
Stock options and RSUs		2,140,250			2,126,672
Diluted earnings per share	$36,306	179,137,610	$0.20	$20,608	178,989,549	$0.12

Anti-dilutive options that are not included in the diluted EPS calculation were 1,327,001 for the year ended March 31, 2024 (year ended March 31, 2023 – 1,431,668).